Summary of Significant Accounting Policies - Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Details)	2 Months Ended
	Dec. 31, 2022	Nov. 11, 2022
Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs [Abstract]
Expected term (in years)	4 years 10 months 9 days	5 years
Volatility		14.94%
Risk-free interest rate	4.03%	4.12%
Dividend yield	0.00%	0.00%